FORM 13 F
                         FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:   December 31, 2005
Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
[   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:   Reams Asset Management Company, LLC
Address:227 Washington Street
        P.O. Box 727
        Columbus, IN  47202-0727
13F File Number:28-4492
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   David B. McKinney
Title:  President - Administration
Phone:  812-372-6606
Signature, Place, and Date of Signing:
David B. McKinney
Columbus,Indiana
February 14, 2006
Report Type (Check only one.):
[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Informational Table Entry Total: 45
Form 13F Information Table Value Total: $24,467,000
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      FORM 13F INFORMATION TABLE

AGCO CORP                         COM              001084102            762         46,000       46,000     46,000
ANDREW CORP                       COM              034425108            523         48,700       48,700     48,700
APOGEE ENTERPRISES INC            COM              037598109            803         49,500       49,500     49,500
APPLEBEES INTL INC                COM              037899101            592         26,200       26,200     26,200
ARCTIC CAT INC                    COM              039670104            504         25,100       25,100     25,100
ARKANSAS BEST CORP DEL            COM              040790107            729         16,700       16,700     16,700
BANTA CORP                        COM              066821109            374          7,500        7,500      7,500
BARNES GROUP INC                  COM              067806109            502         15,200       15,200     15,200
BROOKLINE BANCORP INC             COM              11373M107            385         27,200       27,200     27,200
BUCKEYE TECHNOLOGIES INC          COM              118255108            489         60,700       60,700     60,700
CTS CORP                          COM              126501105            492         44,500       44,500     44,500
CHAMPION ENTERPRISES INC          COM              158496109            503         36,900       36,900     36,900
CIBER INC                         COM              17163B102            426         64,600       64,600     64,600
COOPER TIRE & RUBBER              COM              216831107            532         34,700       34,700     34,700
ENNIS INC                         COM              293389102            776         42,700       42,700     42,700
ETHAN ALLEN INTERIORS INC         COM              297602104            771         21,100       21,100     21,100
FAIRCHILD SEMICONDUCTOR INTL      COM              303726103            690         40,800       40,800     40,800
FERRO CORP                        COM              315405100            292         15,550       15,550     15,550
FIRST NIAGARA FINL GP INC         COM              33582V108            509         35,200       35,200     35,200
FRANKLIN BK CORP DEL              COM              352451108            509         28,300       28,300     28,300
FURNITURE BRANDS INTL INC         COM              360921100            808         36,200       36,200     36,200
GENERAL MOTORS                    DEB SR CONV B    370442733            447         30,000       30,000     30,000
GRANITE CONSTR INC                COM              387328107            373         10,400       10,400     10,400
HOUSTON EXPL CO                   COM              442120101            486          9,200        9,200      9,200
INSIGHT ENTERPRISES INC           COM              45765U103            677         34,500       34,500     34,500
INSITUFORM TECHNOLOGIES INC       CL A             457667103            744         38,400       38,400     38,400
LIBBEY INC COM                    COM              529898108            165         16,100       16,100     16,100
LINENS N THINGS INC               COM              535679104            553         20,800       20,800     20,800
LUBRIZOL CORP COM                 COM              549271104            543         12,500       12,500     12,500
MPS GROUP INC                     COM              553409103            384         28,100       28,100     28,100
MACDERMID INC                     COM              554273102            692         24,800       24,800     24,800
MAXIMUS INC                       COM              577933104            506         13,800       13,800     13,800
MODINE MFG CO                     COM              607828100            737         22,600       22,600     22,600
MONACO COACH CORP                 COM              60886R103            592         44,500       44,500     44,500
MUELLER INDS INC                  COM              624756102            757         27,600       27,600     27,600
OWENS & MINOR INC NEW             COM              690732102            603         21,900       21,900     21,900
PERFORMANCE FOOD GROUP CO         COM              713755106            479         16,900       16,900     16,900
PROVIDENT NEW YORK BANKCORP       COM              744028101            482         43,800       43,800     43,800
SCHULMAN A INC                    COM              808194104            680         31,600       31,600     31,600
SENSIENT TECHNOLOGIES CORP        COM              81725T100            188         10,500       10,500     10,500
SOVEREIGN BANCORP INC             COM              845905108            424         19,600       19,600     19,600
SPARTECH CORP                     COM NEW          847220209            294         13,400       13,400     13,400
TIDEWATER INC                     COM              886423102            769         17,300       17,300     17,300
YANKEE CANDLE INC                 COM              984757104            658         25,700       25,700     25,700
FOSTER WHEELER LTD                COM              G36535139            265          7,353        7,353      7,353

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